Franked Investment Income Group Litigation Order - Additional Information (Details) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021 GBP (£) CorporateGroup	Jun. 30, 2020 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2015 GBP (£)
Gains Losses On Litigation Settlements [Line Items]
Tax amount on litigation settlement deduction amount				£ 300
FII GLO
Gains Losses On Litigation Settlements [Line Items]
Number of corporate groups in FII GLO | CorporateGroup	23
Litigation settlement amount	£ 300
Litigation settlement amount received				1,200
Litigation settlement amount received after tax				£ 900
Interest related to FII GLO	£ 10	£ 12	£ 21